Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	May 01, 2022	Dec. 01, 2020 USD ($) shares	Jan. 20, 2020 shares	Dec. 20, 2018 CNY (¥) shares	Aug. 31, 2020 USD ($) shares	Apr. 30, 2020 CNY (¥)	Dec. 31, 2023	Dec. 31, 2022 CNY (¥) shares ¥ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Nov. 01, 2022 shares	Mar. 31, 2021 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Period of grant of share-based payment arrangement								10 years	10 years
Options granted vesting term								Options granted under the plan are valid and effective for 10 years from the date of grant and vest over a service period which is generally four years; 25% of the granted options vest on the first anniversary of the grant date and the remaining options vest in equal monthly installments over next 36 months. Some options are vested in equal monthly installments or annual installments over the entire service period or vested immediately upon the grant date in instances where services had already been performed in their entirety.	Options granted under the plan are valid and effective for 10 years from the date of grant and vest over a service period which is generally four years; 25% of the granted options vest on the first anniversary of the grant date and the remaining options vest in equal monthly installments over next 36 months. Some options are vested in equal monthly installments or annual installments over the entire service period or vested immediately upon the grant date in instances where services had already been performed in their entirety.
Vesting period								4 years	4 years
Vesting rights percentage								25.00%	25.00%
Vest in equal monthly installments								36 months	36 months
Share options granted								2,986,547	2,986,547	2,403,660		1,500,887
Weighted average remaining contractual life of options outstanding								8 years 8 months 12 days	8 years 8 months 12 days	9 years 2 months 12 days		9 years 3 months 18 days
Number of shares issued								43,057,316						43,057,316	25,468
Consideration, contingent on achieving of R&D milestones | ¥				¥ 0		¥ 0
Number of shares issued for pre money valuation amount | ¥				¥ 600,000,000
Share-based compensation expenses | ¥								¥ 45,598,000		¥ 57,863,000		¥ 25,190,000
Share based compensation arrangement issuable upon the exercise of incentive share options								60,000,000	60,000,000
Expense from share-based payment transactions with employees | ¥								¥ 45,598,000		¥ 57,863,000		5,535,000
Other Payables and Accruals
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Amounts withheld from employees paychecks								¥ 200,000						$ 23
Co-Founders
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expenses | ¥												1,200,000	¥ 2,700,000
Fair value of share based payment on grant date | $ / shares											$ 0.9
Fair value of share based payment on grant date at consolidation | $ / shares											$ 1.57
Risk-free interest rate										2.50%
Expected volatility										60.00%
Share Purchase Agreement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expenses | ¥												¥ 19,700,000
2019 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share options granted										897,660		1,500,887
2021 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Ordinary shares reserved								5,348,217						5,348,217
Period of grant of share-based payment arrangement								10 years	10 years
Options granted vesting term								Options granted under the plan are valid and effective for 10 years from the date of grant and vest over a service period which is generally four years; 25% of the granted options vest on the first anniversary of the grant date and the remaining options vest in equal monthly installments over next 36 months.	Options granted under the plan are valid and effective for 10 years from the date of grant and vest over a service period which is generally four years; 25% of the granted options vest on the first anniversary of the grant date and the remaining options vest in equal monthly installments over next 36 months.
Vesting period								4 years	4 years
Vesting rights percentage								25.00%	25.00%
Vest in equal monthly installments								36 months	36 months
Shares reserved for future issuance								6,000,000						6,000,000
Share options granted								2,986,547	2,986,547	1,506,000
Increase in percentage of shares equal to lesser of aggregate number of ordinary shares							2.50%	5.00%	5.00%
Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued at consolidation										121,080	121,080
Ordinary Shares | Co-Founders
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares reserved for future issuance			210,682
Number of shares issued			491,596							210,682	210,682
Number of shares vested			140,456										351,140
Ordinary Shares | Connect Union
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares reserved for future issuance			342,144
Number of shares issued			798,330	1,140,474						342,144	342,144
Ordinary Shares | Series B Financing | Co-Founders
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued				702,278
Series C Preferred Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued								21,349,537				0		21,349,537
Series C Preferred Shares | Co-Founders
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued																80,457
Number of shares issued at consolidation																46,232
Series C Preferred Shares | Share Purchase Agreement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares issued		3,162,894			18,186,643
Number of shares issued at consolidation		1,817,755			10,452,094
Cash consideration | $		$ 20,000			$ 115,000
2021 Employee Share Purchase Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares reserved for future issuance								600,000						600,000
Percentage of shares equal to lesser of aggregate number of ordinary shares								5.00%	5.00%	1.00%
Increase in percentage of shares equal to lesser of aggregate number of ordinary shares							0.00%	1.00%	1.00%
Percentage of increase decrease in payroll deductions of employees compensation	15.00%
Percentage of purchase of ordinary shares	85.00%
Purchase of employees shares								25,468	25,468
Shares purchased at discounted price | ¥ / shares								¥ 0.74
Expense from share-based payment transactions with employees								¥ 300,000	$ 39